Registration Nos. 033-39133

811-06241

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 89	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 92	☒

(Check appropriate box or boxes.)

LOOMIS SAYLES FUNDS II

(Exact Name of Registrant as Specified in Charter)

888 Boylston Street, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2822

Russell Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street

Boston, Massachusetts 02199-8197

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02199

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LOOMIS SAYLES FUNDS II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 89 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 20th day of May, 2019.

LOOMIS SAYLES FUNDS II

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta	President, Chief Executive Officer and Trustee	May 20, 2019
David L. Giunta

/s/ Michael C. Kardok	Treasurer	May 20, 2019
Michael C. Kardok

Kevin P. Charleston*	Trustee	May 20, 2019
Kevin P. Charleston

Kenneth A. Drucker*	Trustee, Chairperson of the Board	May 20, 2019
Kenneth A. Drucker

Edmond J. English*	Trustee	May 20, 2019
Edmond J. English

Richard A. Goglia*	Trustee	May 20, 2019
Richard A. Goglia

Wendell J. Knox*	Trustee	May 20, 2019
Wendell J. Knox

Martin T. Meehan*	Trustee	May 20, 2019
Martin T. Meehan

Maureen Mitchell*	Trustee	May 20, 2019
Maureen Mitchell

James P. Palermo*	Trustee	May 20, 2019
James P. Palermo

Erik Sirri*	Trustee	May 20, 2019
Erik Sirri

Peter Smail*	Trustee	May 20, 2019
Peter Smail

Cynthia L. Walker*	Trustee	May 20, 2019
Cynthia L. Walker

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1]
May 20, 2019

[1]

Powers of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, David L. Giunta, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, Maureen B. Mitchell, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker dated December 5, 2018, effective December 10, 2018, designating John M. Loder, Russell Kane, Kirk Johnson and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(1) to PEA No. 86 filed on January 28, 2019.

Loomis Sayles Funds II

Exhibit Index

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase